Convertible note - Changes in convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Liabilities at beginning of period	¥ 763,362
Liabilities at end of period	672,250	¥ 763,362
Convertible note 2020 [Member]
Fair value measurement
Liabilities at beginning of period	38,059	34,190
Unrealised exchange difference		(371)
Change in fair value	26,506	4,240
Liabilities at end of period	64,565	38,059
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ 26,506	¥ 4,240